Property and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment, net, consisted of (in thousands):

	December 31,
	2018	2017
Laboratory and other equipment	$209	$271
Office equipment	76	68
Computer equipment and software	113	130
Leasehold improvements	58	57
	456	526
Less: Accumulated depreciation and amortization	(254)	(280)
	$202	$246